Cover Page	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	FEDERATED HERMES, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-14818
Entity Tax Identification Number	25-1111467
Entity Address, Address Line One	1001 Liberty Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-3779
City Area Code	412
Local Phone Number	288-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, no par value
Trading Symbol	FHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001056288
Amendment Flag	false